Share-based Payments - Share options outstanding by range of exercise prices (Details)	Jun. 30, 2019 shares years $ / shares	Jun. 30, 2018 shares years $ / shares	Jun. 30, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	1,220,826	2,723,182	4,642,661
Options outstanding, weighted average exercise price (USD per share)	$ 2.47	$ 2.41	$ 2.21
Options exercisable, number (shares) | shares	1,027,372	1,983,464
Options exercisable, weighted average exercise price (USD per share)	$ 2.55	$ 2.50
Options exercisable, weighted average remaining years | years	3.24	3.32
$0.59 - 0.66
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	196,206	385,963
Options outstanding, weighted average exercise price (USD per share)	$ 0.63	$ 0.63
Options exercisable, number (shares) | shares	143,346	162,945
Options exercisable, weighted average exercise price (USD per share)	$ 0.62	$ 0.61
Options exercisable, weighted average remaining years | years	5.83	6.01
$0.59 - 0.66 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 0.59	$ 0.59
$0.59 - 0.66 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 0.66	$ 0.66
$1.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	65,107
Options outstanding, weighted average exercise price (USD per share)	$ 1.14
Options exercisable, number (shares) | shares	20,868
Options exercisable, weighted average exercise price (USD per share)	$ 1.14
Options exercisable, weighted average remaining years | years	7.07
$1.14 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 1.14
$1.14 - 1.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares		212,391
Options outstanding, weighted average exercise price (USD per share)		$ 1.35
Options exercisable, number (shares) | shares		123,296
Options exercisable, weighted average exercise price (USD per share)		$ 1.50
Options exercisable, weighted average remaining years | years		2.07
$1.14 - 1.59 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		$ 1.14
$1.14 - 1.59 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)		$ 1.59
$1.92 - 2.16
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	17,828	166,967
Options outstanding, weighted average exercise price (USD per share)	$ 2.09	$ 2.06
Options exercisable, number (shares) | shares	17,828	166,967
Options exercisable, weighted average exercise price (USD per share)	$ 2.09	$ 2.06
Options exercisable, weighted average remaining years | years	0.45	1.39
$1.92 - 2.16 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 1.92	$ 1.92
$1.92 - 2.16 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 2.16	$ 2.16
$2.40 - 2.92
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	299,613	740,363
Options outstanding, weighted average exercise price (USD per share)	$ 2.47	$ 2.46
Options exercisable, number (shares) | shares	299,613	740,363
Options exercisable, weighted average exercise price (USD per share)	$ 2.47	$ 2.46
Options exercisable, weighted average remaining years | years	0.86	1.86
$2.40 - 2.92 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 2.40	$ 2.40
$2.40 - 2.92 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 2.92	$ 2.92
$3.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	642,072	1,217,498
Options outstanding, weighted average exercise price (USD per share)	$ 3.18	$ 3.18
Options exercisable, number (shares) | shares	545,717	789,893
Options exercisable, weighted average exercise price (USD per share)	$ 3.18	$ 3.18
Options exercisable, weighted average remaining years | years	3.81	4.75
$3.18 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 3.18	$ 3.18